RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions Footnotes (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 15, 2017	Jan. 20, 2015	May 31, 2017	Nov. 30, 2015	Feb. 28, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Time charter revenues									$ 17,423	$ 28,368	$ 41,555
Management and administrative services agreement fee percentage									5.00%
Required notice for termination of management service agreement									120 days
Capital Lease Obligations									$ 128,081	$ 117,751
Granted during the year									24,000
Exercise price as of grant date (in dollars per share)									$ 20.55
Ownership percentage by noncontrolling owners									69.60%	67.50%
Dividends to China Petroleum Corporation									$ 7,000	$ 12,360	11,400
Golar Wilhelmsen Management AS
Related Party Transaction [Line Items]
Required notice for termination of management service agreement									30 days
Golar Eskimo
Related Party Transaction [Line Items]
Revenue of acquiree						$ 22,000	$ 22,000	$ 22,000			22,000
Net income of acquiree								$ 18,600			12,900
Loan from Golar		$ 220,000
Golar LNG Limited
Related Party Transaction [Line Items]
Receivables (payables) from related parties									$ 184,872	131,161
Interest income									2,400
Quarterly distributions									$ 52,255	$ 54,688	$ 52,130
Golar LNG Limited | Employee Stock Option
Related Party Transaction [Line Items]
Granted during the year										29,950	45,000
Exercise price as of grant date (in dollars per share)										$ 23.50	$ 56.70
Contractual term									5 years
Vesting period									3 years
Golar LNG Limited | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Amount borrowed by Golar				$ 50,000
Repayment period following draw down				28 days
Golar LNG Limited | Golar Tundra
Related Party Transaction [Line Items]
Interest income									$ 2,200	$ 2,000
Golar LNG Limited | London Interbank Offered Rate (LIBOR) | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Interest rate, margin on LIBOR				5.00%
Golar LNG Limited | Deposit Paid
Related Party Transaction [Line Items]
Interest income									4,622	1,967	$ 0
Golar LNG Limited | Charter-hire Revenues Golar Grand
Related Party Transaction [Line Items]
Time charter revenues									17,400	28,400	28,700
Golar LNG Limited | Deposit Paid to Golar
Related Party Transaction [Line Items]
Receivables (payables) from related parties									177,247	107,247
Golar LNG Limited | Fees to Helm Energy Advisors Inc.
Related Party Transaction [Line Items]
Related party transaction fees									0	795	2,307
Golar LNG Limited | Golar Grand
Related Party Transaction [Line Items]
Time charter revenue, reduced hire rate					75.00%
Golar LNG Limited | Golar Eskimo | Loans Payable
Related Party Transaction [Line Items]
Loan from Golar									$ 220,000
Incentive fee, percentage of loan amount (up to)									1.00%
Repayment incentive fee				$ 1,100
Golar LNG Limited | Golar Eskimo | Loans Payable | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Margin on LIBOR									2.84%
Golar LNG Partners [Member] | Hilli Sale Agreement [Member]
Related Party Transaction [Line Items]
Receivables (payables) from related parties	$ 658,000
Interest in Liquefaction Trains, Percent	50.00%
Related Party Transaction, Term of Agreement	8 years
Golar LNG Partners [Member] | Deposit Paid
Related Party Transaction [Line Items]
Interest rate, margin on LIBOR	5.00%
Related party transaction fees	$ 70,000
Golar LNG Partners [Member] | Deferred Purchase Price [Member]
Related Party Transaction [Line Items]
Interest rate, margin on LIBOR			5.00%
China Petroleum Corporation
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation									$ 7,000	$ 12,360	$ 11,400
China Petroleum Corporation | Faraway Maritime Shipping Company
Related Party Transaction [Line Items]
Percentage of ownership									60.00%
Ownership percentage by noncontrolling owners									40.00%
Minimum | Golar LNG Partners [Member] | Hilli Sale Agreement [Member]
Related Party Transaction [Line Items]
Capital Lease Obligations	468,000
Maximum | Golar LNG Partners [Member] | Hilli Sale Agreement [Member]
Related Party Transaction [Line Items]
Capital Lease Obligations	$ 480,000